Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of the Components of Operating Lease Costs	The components of operating lease costs were as follows:
	Six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Operating lease cost	$2,485	$—
Short-term lease cost	135	—
Variable lease cost	76	—
Total net lease costs	$2,696	$—

Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases is as follows:
	June 30,	December 31,
	2023	2022
	(Unaudited)
Operating lease ROU assets	$14,145	$15,653
Operating lease liabilities, current	$4,955	$5,003
Operating lease liabilities, long-term	$8,631	$10,353
Weighted average remaining lease term (in years)	3.37	3.83
Weighted average discount rate	1.72%	1.57%

Schedule of Minimum Lease Payments for the Company’s ROU Assets	Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of June 30, 2023, are as follows:
Operating Leases
2023	$2,652
2024	$4,845
2025	$3,444
2026	$1,506
2027 and thereafter	$1,598

Total undiscounted lease payments	$14,045
Less: imputed interest	(459)

Present value of lease liabilities	$13,586